Related party transactions	12 Months Ended
Mar. 29, 2026
Related party transactions [abstract]
Related party transactions	Related party transactions
The Company enters into transactions from time to time with its principal shareholders, as well as organizations affiliated with members of the Board of Directors and key management personnel. During the year ended March 29, 2026, the Company recorded transactions with related parties totaling $3.0m (March 30, 2025 - $2.4m, March 31, 2024 - $1.1m) of business services expenses and $0.3m of revenue (March 30, 2025 - $nil, March 31, 2024 - $nil), with entities related to certain shareholders. Balances owing to related parties as at March 29, 2026 totaled $0.4m (March 30, 2025 - $0.4m), while balances due from related parties as at March 29, 2026 were less than $0.1m (March 30, 2025 - $nil).
A lease liability due to the former controlling shareholder of the acquired Baffin Inc. business (the "Baffin Vendor") for leased premises was $0.6m as at March 29, 2026 (March 30, 2025 - $1.7m). During the year ended March 29, 2026, the Company paid principal and interest on the lease liability and other operating costs to entities affiliated with the Baffin Vendor totaling $1.8m (March 30, 2025 - $1.7m, March 31, 2024 - $1.6m). No amounts were owing to Baffin entities as at March 29, 2026 and March 30, 2025.
The joint venture between the Company and Sazaby League (“Japan Joint Venture”), has lease liabilities due to the non-controlling shareholder, Sazaby League, for leased premises. Lease liabilities were $0.9m as at March 29, 2026 (March 30, 2025 - $1.4m). During the year ended March 29, 2026, the Company recorded transactions with Sazaby League relating to principal and interest on lease liabilities, royalty fees, and other operating costs totalling $5.5m (March 30, 2025 - $4.6m, March 31, 2024 - $5.2m). Balances owing to Sazaby League as at March 29, 2026 were $0.3m (March 30, 2025 - $0.4m).
During the year ended March 29, 2026, the Japan Joint Venture sold inventory of $1.1m to companies wholly owned by Sazaby League (March 30, 2025 - $1.2m, March 31, 2024 - $1.5m). As at March 29, 2026, the Japan Joint Venture recognized a trade receivable of $0.1m from these companies (March 30, 2025 - $0.1m).
In connection with the Paola Confectii business combination that occurred on November 1, 2023, subject to the controlling shareholders of Paola Confectii SRL ("PCML Vendors") remaining employees through November 1, 2025, an Earn-Out was payable to the PCML Vendors if certain performance conditions were met based on financial results. For the year ended March 29, 2026, the Company recognized $15.2m of remuneration costs (March 30, 2025 - $7.3m) related to the Earn-Out in SG&A expenses in the statements of income. These costs were fully paid as at March 29, 2026.
A lease liability due to one of the PCML Vendors for leased premises was $1.1m as at March 29, 2026 (March 30, 2025 - $1.2m). During the year ended March 29, 2026, the Company paid principal and interest on the lease liability to one of the PCML Vendors totalling $0.2m (March 30, 2025 - $0.2m). No amounts were owing to one of the PCML Vendors as at March 29, 2026 and March 30, 2025.
Terms and conditions of transactions with related parties
Transactions with related parties are conducted on terms pursuant to an approved agreement, or are approved by the Board of Directors.
Key management compensation
Key management consists of the Board of Directors, the Chairman and Chief Executive Officer and the executives who report to the Chairman and Chief Executive Officer.

	Year ended
	March 29, 2026	March 30, 2025	March 31, 2024
	$	$	$
Short term employee benefits	17.7	13.6	10.8
Long term employee benefits	0.2	0.3	0.2
Termination benefits	—	0.5	1.0
Share-based compensation	15.4	11.6	7.3
Compensation expense	33.3	26.0	19.3